Stock Based Compensation - Summary of the Unvested Restricted Shares Activity (Detail)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Share-based Payment Arrangement [Abstract]
Number of Unvested Restricted Shares, Beginning Balance | shares	1,771,198
Number of Unvested Restricted Shares, Vested | shares	(1,771,198)
Number of Unvested Restricted Shares, Ending Balance | shares	0
Weighted-Average Grant Date Fair Value per Share, Beginning Balance | $ / shares	$ 0.10
Weighted-Average Grant Date Fair Value per Share, Vested | $ / shares	0.10
Weighted-Average Grant Date Fair Value per Share, Ending Balance | $ / shares	$ 0